UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant’s telephone number, including area code

Date of fiscal year end: 09/30/19

Date of reporting period:  12/31/18

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2018 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 56.09%
Automobiles & Components - 0.93%
GUD Holdings Ltd. (a)	202,949	$1,606,724
Commercial & Professional Services - 1.55%
Gattaca PLC (a)(b)	1,967,030	2,670,142
Consumer Services - 5.45%
Biglari Holdings, Inc. - Class A (c)	310	182,178
Biglari Holdings, Inc. - Class B (c)	22,994	2,611,659
The Cheesecake Factory, Inc.	84,525	3,677,683
Wyndham Destinations, Inc.	82,370	2,952,141
		9,423,661
Diversified Financials - 12.00%
Berkshire Hathaway, Inc. - Class B (c)	34,200	6,982,956
Greenhill & Co., Inc.	78,293	1,910,349
Jefferies Financial Group, Inc.	196,420	3,409,851
Oaktree Capital Group LLC	103,039	4,095,800
The Bank of New York Mellon Corp.	92,130	4,336,559
		20,735,515
Food, Beverage & Tobacco - 1.58%
Berentzen-Gruppe AG (a)(b)	383,375	2,732,149
Health Care Equipment & Services - 2.49%
AmerisourceBergen Corp.	57,820	4,301,808
Insurance - 6.43%
Hallmark Financial Services, Inc. (b)(c)	478,677	5,117,057
Protective Insurance Corp. - Class B (b)	359,507	5,985,792
		11,102,849
Media & Entertainment - 2.35%
The Madison Square Garden Co. - Class A (c)	15,140	4,052,978
Pharmaceuticals, Biotechnology & Life Sciences - 1.58%
Stallergenes Greer PLC (a)(c)	84,218	2,730,748
Real Estate - 3.83%
Consolidated-Tomoka Land Co.	50,576	2,655,240
FRP Holdings, Inc. (c)	86,220	3,966,982
		6,622,222
Retailing - 4.48%
Dollar Tree, Inc. (c)	47,535	4,293,361
Hornbach Baumarkt AG (a)	176,312	3,442,244
		7,735,605
Software & Services - 9.92%
Amdocs Ltd. (a)	63,426	3,715,495
Mediagrif Interactive Technologies, Inc. (a)	266,478	1,866,049
Net 1 UEPS Technologies, Inc. (c)	844,543	3,960,907
Teradata Corp. (c)	113,264	4,344,807
The Western Union Co.	191,180	3,261,531
		17,148,789
Technology Hardware & Equipment - 1.96%
Cisco Systems, Inc.	78,310	3,393,172
Transportation - 1.54%
Royal Mail PLC (a)	768,462	2,665,169
TOTAL COMMON STOCKS (Cost $103,989,907)		96,921,531

CONVERTIBLE BONDS - 5.14%	Principal
Consumer Durables & Apparel - 3.44%	Amount
Dorel Industries, Inc.
5.500%, 11/30/2019 (a)	$6,133,000	5,949,010
Media & Entertainment - 1.24%
Twitter, Inc.
0.250%, 09/15/2019	2,197,000	2,131,523
Real Estate - 0.46%
Consolidated-Tomoka Land Co.
4.500%, 03/15/2020	804,000	797,044
TOTAL CONVERTIBLE BONDS (Cost $9,143,462)		8,877,577

CORPORATE BONDS - 35.09%
Capital Goods - 5.53%
Actuant Corp.
5.625%, 06/15/2022	4,445,000	4,389,438
Fortive Corp.
1.800%, 06/15/2019	210,000	207,489
Stanley Black & Decker, Inc.
7.092% (3 Month LIBOR USD + 4.304%) (d)	2,986,000	2,971,070
WESCO Distribution, Inc.
5.375%, 12/15/2021	2,020,000	1,994,750
		9,562,747
Commercial & Professional Services - 2.88%
Multi-Color Corp.
6.125%, 12/01/2022 (e)	5,020,000	4,982,350
Consumer Durables & Apparel - 2.01%
American Outdoor Brands Corp.
5.000%, 08/28/2020 (e)	3,500,000	3,478,125
Consumer Services - 7.08%
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022	3,821,000	3,830,552
Nathan's Famous, Inc.
6.625%, 11/01/2025 (e)	5,299,000	5,153,277
Wyndham Destinations, Inc.
3.900%, 03/01/2023	3,532,000	3,249,440
		12,233,269
Containers & Packaging - 0.21%
W/S Packaging Holdings, Inc.
9.000%, 04/15/2023 (e)	355,000	353,225
Diversified Financials - 4.70%
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024	3,075,000	3,051,937
FirstCash, Inc.
5.375%, 06/01/2024 (e)	5,273,000	5,075,263
		8,127,200
Energy - 3.42%
Unit Corp.
6.625%, 05/15/2021	6,500,000	5,915,000
Household & Personal Products - 0.88%
Central Garden & Pet Co.
6.125%, 11/15/2023	1,532,000	1,528,170
Materials - 2.50%
Bemis Co., Inc.
6.800%, 08/01/2019	4,229,000	4,320,424
Media & Entertainment - 3.16%
Cable One, Inc.
5.750%, 06/15/2022 (e)	5,424,000	5,451,120
Retailing - 2.72%
Caleres, Inc.
6.250%, 08/15/2023	4,692,000	4,692,000
TOTAL CORPORATE BONDS (Cost $62,280,878)		60,643,630

Total Investments (Cost $175,414,247) - 96.32%		166,442,738
Other Assets in Excess of Liabilities - 3.68%		6,358,584
TOTAL NET ASSETS - 100.00%		$172,801,322

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security.
(b)	Affiliate company. See Note 2.
(c)	Non-income producing security.
(d)	Variable rate security. The coupon rate, reference rate and spread rate is shown as of 12/31/2018.
(e)	Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2018, the value of these investments was $24,493,360, or 14.17% of total net assets.

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Open Forward Currency Contracts
December 31, 2018 (Unaudited)
			Amount of		Amount of
	Forward		Currency to be		Currency to be	Unrealized
	Settlement	Currency to be	Received in	Currency to be	Delivered in Local	Appreciation
Counterparty of Contracts	Date	Received	Local Currency	Delivered	Currency	(Depreciation)
State Street Bank	02/04/2019	USD	695,411	CAD	898,000	$37,016
State Street Bank	02/04/2019	USD	3,463,739	CAD	4,494,000	168,832
State Street Bank	02/04/2019	CAD	468,000	USD	354,135	(11,007)
State Street Bank	02/04/2019	CAD	552,000	USD	427,726	(23,011)
State Street Bank	02/04/2019	CAD	742,000	USD	570,505	(26,486)
State Street Bank	04/09/2019	USD	11,043,551	EUR	9,443,000	132,187
State Street Bank	04/09/2019	USD	14,163,229	GBP	10,779,000	357,795
State Street Bank	04/09/2019	GBP	792,000	USD	1,005,418	8,953
State Street Bank	04/09/2019	GBP	394,000	USD	507,301	(2,678)
State Street Bank	04/09/2019	GBP	310,000	USD	406,185	(9,146)
State Street Bank	04/09/2019	GBP	4,589,000	USD	5,905,355	(27,895)
State Street Bank	04/09/2019	GBP	792,000	USD	1,053,884	(39,513)
State Street Bank	04/09/2019	EUR	732,000	USD	840,611	5,213
State Street Bank	04/09/2019	EUR	720,000	USD	846,500	(14,541)
National Australia Bank	04/29/2019	USD	2,046,883	AUD	2,882,000	12,940
						$568,659
AUD - Australian Dollars
CAD - Canadian Dollars
EUR - Euro
GBP - British Pound
USD - U.S. Dollars

Schedule of Investments
December 31, 2018 (Unaudited)
Intrepid Endurance Fund

	Shares	Value
COMMON STOCKS - 23.67%
Consumer Durables & Apparel - 2.15%
Skechers U.S.A., Inc. - Class A (a)	99,600	$2,279,844
Consumer Services - 0.00%
Bojangles’, Inc. (a)	100	1,608
Diversified Financials - 1.54%
Donnelley Financial Solutions, Inc. (a)	115,931	1,626,512
Energy - 1.04%
Cabot Oil & Gas Corp.	49,150	1,098,503
Insurance - 10.58%
Crawford & Co. - Class A	142,517	1,268,401
Crawford & Co. - Class B	51,610	464,490
Hallmark Financial Services, Inc. (a)(b)	276,792	2,958,906
Protective Insurance Corp. - Class B (b)	260,044	4,329,733
Protector Forsikring ASA (a)(c)	395,763	2,187,876
		11,209,406
Materials - 0.00%
Sandstorm Gold Ltd. (a)(c)	100	461
Wheaton Precious Metals Corp. (c)	100	1,953
		2,414
Software & Services - 8.36%
Amdocs Ltd. (c)	59,115	3,462,957
Net 1 UEPS Technologies, Inc. (a)	684,401	3,209,841
Sykes Enterprises, Inc. (a)	88,507	2,188,778
		8,861,576
TOTAL COMMON STOCKS (Cost $27,875,209)		25,079,863

EXCHANGE-TRADED FUND - 2.99%
Diversified Financials - 2.99%
iShares Gold Trust (a)	258,000	3,170,820
TOTAL EXCHANGE-TRADED FUND (Cost $3,318,948)		3,170,820

CONVERTIBLE BOND - 0.21%	Principal
Diversified Financials - 0.21%	Amount
EZCORP, Inc.
2.125%, 06/15/2019	$228,000	221,953
TOTAL CONVERTIBLE BOND (Cost $219,722)		221,953

SHORT-TERM INVESTMENTS- 70.77%
U.S. Treasury Bills - 70.77%
2.300%, 02/28/2019 (d)	12,000,000	11,955,866
2.524%, 05/23/2019 (d)	7,600,000	7,526,329
2.184%, 01/24/2019 (d)	36,000,000	35,950,967
2.284%, 01/29/2019 (d)	19,600,000	19,564,544
TOTAL SHORT-TERM INVESTMENTS (Cost $74,998,030)		74,997,706

Total Investments (Cost $106,411,909) - 97.64%		103,470,342
Other Assets in Excess of Liabilities - 2.36%		2,496,667
TOTAL NET ASSETS - 100.00%		$105,967,009

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Affiliate company. See Note 2.
(c) Foreign Issued Security.
(d) Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Schedule of Open Forward Currency Contract
December 31, 2018 (Unaudited)
			Amount of		Amount of
	Forward		Currency to be		Currency to be
	Settlement	Currency to be	Received in	Currency to be	Delivered in Local	Unrealized
Counterparty of Contract	Date	Received	Local Currency	Delivered	Currency	Depreciation
State Street Bank	07/02/2019	USD	2,187,070	NOK	(18,900,000)	$(15,992)
$(15,992)
USD - U.S. Dollars
NOK-Norwegian Krone

Schedule of Investments
December 31, 2018 (Unaudited)
Intrepid Income Fund

PREFERRED STOCK - 1.72%	Shares	Value
Energy - 1.72%
Targa Resources Partners LP
9.000% (1 Month LIBOR USD + 7.710%) (a)	42,854	$1,099,205
TOTAL PREFERRED STOCK (Cost $1,142,168)		1,099,205

CONVERTIBLE BONDS - 6.83%	Principal
Consumer Durables & Apparel - 3.17%	Amount
Dorel Industries, Inc.
5.500%, 11/30/2019 (b)	$2,088,000	2,025,360
Media & Entertainment - 1.61%
Twitter, Inc.
0.250%, 09/15/2019	1,061,000	1,029,379
Real Estate - 2.05%
Consolidated-Tomoka Land Co.
4.500%, 03/15/2020	1,321,000	1,309,571
TOTAL CONVERTIBLE BONDS (Cost $4,462,759)		4,364,310

CORPORATE BONDS - 80.46%
Capital Goods - 8.99%
Actuant Corp.
5.625%, 06/15/2022	2,326,000	2,296,925
Fortive Corp.
1.800%, 06/15/2019	201,000	198,597
Stanley Black & Decker, Inc.
7.092% (3 Month LIBOR USD + 4.304%), 12/15/2053 (a)	2,014,000	2,003,930
WESCO Distribution, Inc.
5.375%, 12/15/2021	1,266,000	1,250,175
		5,749,627
Captial Goods - 0.23%
General Electric Co.
2.100%, 12/11/2019	150,000	147,381
Commercial & Professional Services - 4.96%
Multi-Color Corp.
6.125%, 12/01/2022 (c)	1,846,000	1,832,155
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, 10/01/2020	1,356,000	1,339,050
		3,171,205
Consumer Durables & Apparel - 2.33%
American Outdoor Brands Corp.
5.000%, 08/28/2020 (c)	1,500,000	1,490,625
Consumer Services - 6.48%
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022	1,340,000	1,343,350
Nathan’s Famous, Inc.
6.625%, 11/01/2025 (c)	1,451,000	1,411,097
Wyndham Destinations, Inc.
5.625%, 03/01/2021	709,000	705,455
3.900%, 03/01/2023	740,000	680,800
		4,140,702
Containers & Packaging - 1.70%
W/S Packaging Holdings, Inc.
9.000%, 04/15/2023 (c)	145,000	144,275
WestRock RKT Co.
4.450%, 03/01/2019	940,000	941,530
		1,085,805
Diversified Financials - 5.50%
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024	1,302,000	1,292,235

FirstCash, Inc.
5.375%, 06/01/2024 (c)	2,314,000	2,227,225
		3,519,460
Food, Beverage & Tobacco - 2.42%
Altria Group, Inc.
9.250%, 08/06/2019	1,500,000	1,550,294
Health Care Equipment & Services - 2.75%
Express Scripts Holding Co.
2.250%, 06/15/2019	1,767,000	1,759,479
Household & Personal Products - 3.26%
Central Garden & Pet Co.
6.125%, 11/15/2023	2,089,000	2,083,778
Materials - 10.52%
Bemis Co., Inc.
6.800%, 08/01/2019	1,500,000	1,532,428
Ecolab, Inc.
2.000%, 01/14/2019	2,806,000	2,804,927
The Sherwin-Williams Co.
7.250%, 06/15/2019	2,349,000	2,390,147
		6,727,502
Media - 3.72%
Discovery Communications LLC
5.625%, 08/15/2019	2,347,000	2,377,600
Media & Entertainment - 6.61%
Cable One, Inc.
5.750%, 06/15/2022 (c)	1,791,000	1,799,955
Omnicom Group, Inc. / Omnicom Capital, Inc.
6.250%, 07/15/2019	2,390,000	2,428,412
		4,228,367
Pharmaceuticals, Biotechnology & Life Sciences - 3.88%
Gilead Sciences, Inc.
1.850%, 09/20/2019	2,500,000	2,477,647
Retailing - 10.91%
AutoZone, Inc.
1.625%, 04/21/2019	1,000,000	995,112
Caleres, Inc.
6.250%, 08/15/2023	1,841,000	1,841,000
Dollar Tree, Inc.
3.149% (3 Month LIBOR USD + 0.700%), 04/17/2020 (a)	2,711,000	2,693,709
eBay, Inc.
2.200%, 08/01/2019	1,458,000	1,448,322
		6,978,143
Software & Services - 5.18%
International Business Machines Corp.
1.800%, 05/17/2019	3,325,000	3,310,939
Technology Hardware & Equipment - 1.02%
Arrow Electronics, Inc.
6.000%, 04/01/2020	200,000	205,655
Jabil, Inc.
5.625%, 12/15/2020	438,000	444,570
		650,225
TOTAL CORPORATE BONDS (Cost $52,170,184)		51,448,779

SHORT-TERM INVESTMENT - 8.55%
Money Market Fund - 8.55%
AIM STIT-Treasury Portfolio - Institutional Class, 2.260% (d)	5,470,490	5,470,490
TOTAL SHORT-TERM INVESTMENT (Cost $5,470,490)		5,470,490

Total Investments (Cost $63,245,601) - 97.56%		62,382,784
Other Assets in Excess of Liabilities - 2.44%		1,563,421
TOTAL NET ASSETS - 100.00%		$63,946,205

Percentages are stated as a percent of net assets.

(a) Variable rate security. The coupon rate, reference rate and spread rate is shown as of 12/31/2018.
(b) Foreign Issued Security.
(c)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2018, the value of these investments was $8,905,332, or 13.93% of total net assets.

(d) Rate listed is the 7-day effective yield.

Schedule of Investments
December 31, 2018 (Unaudited)
Intrepid Disciplined Value Fund

	Shares	Value
COMMON STOCKS - 77.69%
Consumer Durables & Apparel - 2.10%
Skechers U.S.A., Inc. - Class A (a)	23,525	$538,487
Consumer Services - 2.99%
The Cheesecake Factory Inc.	17,635	767,299
Diversified Financials - 23.65%
Berkshire Hathaway, Inc. - Class B (a)	7,325	1,495,618
Jefferies Financial Group, Inc.	52,150	905,324
Northern Trust Corp.	9,405	786,164
Oaktree Capital Group LLC	40,350	1,603,912
The Bank Of New York Mellon Corp.	27,240	1,282,187
		6,073,205
Food & Staples Retailing - 1.89%
The Kroger Co.	17,630	484,825
Health Care Equipment & Services - 8.95%
AmerisourceBergen Corp.	17,715	1,317,996
Laboratory Corp. of America Holdings (a)	7,765	981,185
		2,299,181
Insurance - 4.26%
Protective Insurance Corp. - Class B (b)	65,741	1,094,588
Materials - 0.56%
Alamos Gold, Inc. - Class A (c)	40,150	144,540
Media & Entertainment - 3.09%
The Madison Square Garden Co. - Class A(a)	2,960	792,392
Pharmaceuticals, Biotechnology & Life Sciences - 1.60%
Bio-Rad Laboratories, Inc. - Class A (a)	1,768	410,565
Retailing - 8.19%
Dollar General Corp.	7,485	808,979
Dollar Tree, Inc. (a)	9,525	860,298
Party City Holdco, Inc. (a)	43,656	435,687
		2,104,964
Software & Services - 15.73%
Amdocs Ltd. (c)	21,310	1,248,340
Net 1 UEPS Technologies, Inc. (a)	100,000	469,000
Teradata Corp. (a)	34,316	1,316,362
The Western Union Co.	58,980	1,006,199
		4,039,901
Technology Hardware & Equipment - 4.68%
Apple, Inc.	7,625	1,202,768
TOTAL COMMON STOCKS (Cost $18,767,061)		19,952,715

EXCHANGE-TRADED FUND - 3.87%
Diversified Financials - 3.87%
iShares Silver Trust (a)	68,510	994,765
TOTAL EXCHANGE-TRADED FUND (Cost $948,610)		994,765

	Principal
SHORT-TERM INVESTMENT - 10.09%	Amount
U.S. Treasury Bill - 10.09%
2.356%, 02/14/2019 (d)	$2,600,000	2,592,643
TOTAL SHORT-TERM INVESTMENT (Cost $2,592,643)		2,592,643

Total Investments (Cost $22,308,314) - 91.65%		23,540,123
Other Assets in Excess of Liabilities - 8.35%		2,143,563
TOTAL NET ASSETS - 100.00%		$25,683,686

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Affiliate company. See Note 2.
(c) Foreign Issued Security.
(d) Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Schedule of Investments
December 31, 2018 (Unaudited)
Intrepid International Fund

	Shares	Value
COMMON STOCKS - 74.77%
Australia - 9.45%
Coventry Group Ltd. (a)(b)	2,386,053	$1,226,849
GUD Holdings Ltd.	76,802	608,033
		1,834,882
Canada - 9.77%
Corus Entertainment, Inc. - Class B	54,075	188,542
Dundee Corp. - Class A (a)	256,598	240,584
Mediagrif Interactive Technologies, Inc.	67,930	475,689
Noranda Income Fund	1,040,855	991,145
		1,895,960
Estonia - 3.20%
Silvano Fashion Group AS - Class A	234,849	621,571
France - 8.56%
GEA	9,882	971,454
Vetoquinol SA	11,853	689,894
		1,661,348
Germany - 18.00%
Berentzen-Gruppe AG (b)	168,888	1,203,592
Clere AG (a)	109,676	1,419,974
Hornbach Baumarkt AG	43,621	851,639
KSB SE & Co. KGaA	54	17,200
		3,492,405
Greece - 0.75%
Aegean Airlines SA	17,140	144,930
Italy - 4.81%
Italian Wine Brands SpA	68,700	932,750
South Africa - 2.84%
Net 1 UEPS Technologies, Inc. (a)	117,821	552,580
United Kingdom - 14.74%
Gattaca PLC (b)	713,331	968,310
Quarto Group, Inc. (a)(b)	882,396	832,280
Royal Mail PLC	116,665	404,616
Stallergenes Greer PLC (a)	20,184	654,461
		2,859,667
United States - 2.65%
Protective Insurance Corp. - Class B (b)	30,834	513,386
TOTAL COMMON STOCKS (Cost $18,913,151)		14,509,479

PREFERRED STOCKS - 9.71%
Canada - 6.20%
Dundee Corp.	74,730	602,131
5.760% (3 Month Canada Treasury Bill CAD + 4.100%) (c)
Dundee Corp. 7.500%	50,918	600,484
		1,202,615
Germany - 3.51%
KSB SE & Co KGaA	2,188	681,878
TOTAL PREFERRED STOCKS (Cost $2,446,174)		1,884,493

U.S. GOVERNMENT NOTE - 6.38%
U.S. Government Note - 6.38%
United States Treasury Fixed Rate Note
0.750%, 07/15/2019	1,250,000	1,238,037
TOTAL U.S. GOVERNMENT NOTE (Cost $1,238,142)		1,238,037

Total Investments (Cost $22,597,467) - 90.86%		17,632,009
Other Assets in Excess of Liabilities - 9.14%		1,773,446
TOTAL NET ASSETS - 100.00%		$19,405,455

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Affiliate company. See Note 2.
(c)	Variable rate security. The coupon rate, reference rate and spread rate is shown as of 12/31/2018.

Schedule of Open Forward Currency Contracts
December 31, 2018 (Unaudited)

Counterparty of Contracts	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	03/07/2019	USD	5,306,431	CAD	6,951,000	$206,831
Bank of New York Mellon	03/07/2019	CAD	603,000	USD	459,215	(16,824)
Bank of New York Mellon	03/07/2019	CAD	968,000	USD	741,666	(31,493)
Bank of New York Mellon	03/07/2019	CAD	401,000	USD	309,620	(15,427)
Bank of New York Mellon	03/07/2019	CAD	546,000	USD	409,831	(9,258)
Bank of New York Mellon	03/07/2019	CAD	200,000	USD	150,406	(3,677)
Bank of New York Mellon	03/07/2019	CAD	221,000	USD	167,260	(5,123)
State Street Bank	03/14/2019	USD	2,295,768	GBP	1,744,000	64,926
State Street Bank	03/14/2019	USD	7,758,069	EUR	6,572,000	181,624
State Street Bank	03/14/2019	GBP	227,000	USD	291,929	(1,561)
State Street Bank	03/14/2019	GBP	83,000	USD	108,767	(2,597)
State Street Bank	03/14/2019	GBP	217,000	USD	284,810	(7,234)
State Street Bank	03/14/2019	GBP	97,000	USD	126,907	(2,830)
State Street Bank	03/14/2019	GBP	75,000	USD	99,438	(3,501)
State Street Bank	06/21/2019	USD	1,954,507	AUD	2,739,000	19,857
						$373,713

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
USD - U.S. Dollars

Schedule of Investments
December 31, 2018 (Unaudited)
Intrepid Select Fund

	Shares	Value
COMMON STOCKS - 85.06%
Capital Goods - 1.97%
Cubic Corp.	7,503	$403,211
Commercial & Professional Services - 2.16%
Tetra Tech, Inc.	8,540	442,116
Consumer Durables & Apparel - 2.77%
Skechers U.S.A., Inc. - Class A (a)	16,000	366,240
Tapestry, Inc.	5,990	202,163
		568,403
Diversified Financials - 11.68%
Donnelley Financial Solutions, Inc. (a)	27,070	379,792
Jefferies Financial Group, Inc.	48,525	842,394
Oaktree Capital Group LLC	29,425	1,169,644
		2,391,830
Food, Beverage & Tobacco - 2.49%
Molson Coors Brewing Co. - Class B	9,100	511,056
Health Care Equipment & Services - 7.97%
AmerisourceBergen Corp.	11,055	822,491
Laboratory Corp. of America Holdings (a)	6,416	810,726
		1,633,217
Insurance - 18.45%
Crawford & Co. - Class A	105,343	937,553
Crawford & Co. - Class B	26,384	237,456
Hallmark Financial Services, Inc. (a)(b)	100,264	1,071,822
Protective Insurance Corp. - Class B (b)	92,061	1,532,816
		3,779,647
Materials - 1.07%
Alamos Gold, Inc. - Class A (c)	60,945	219,402
Media & Entertainment - 7.14%
Discovery, Inc. - Class C (a)	10,350	238,878
Omnicom Group, Inc.	7,230	529,525
The Madison Square Garden Co. - Class A (a)	2,590	693,343
		1,461,746
Pharmaceuticals, Biotechnology & Life Sciences - 1.67%
Bio-Rad Laboratories, Inc. - Class A (a)	1,475	342,525
Real Estate - 2.51%
Consolidated-Tomoka Land Co.	9,804	514,710
Retailing - 5.44%
Dollar Tree, Inc. (a)	8,285	748,301
Party City Holdco, Inc. (a)	36,534	364,609
		1,112,910
Software & Services - 17.43%
Amdocs Ltd. (c)	20,220	1,184,489
Net 1 UEPS Technologies, Inc. (a)	146,141	685,401
Teradata Corp. (a)	28,145	1,079,642
The Western Union Co.	36,405	621,069
		3,570,601
Technology Hardware & Equipment - 2.31%
Apple, Inc.	3,000	473,220
TOTAL COMMON STOCKS (Cost $18,357,720)		17,424,594

EXCHANGE-TRADED FUNDS - 8.10%
Diversified Financials - 8.10%
iShares Gold Trust(a)	70,770	869,763
iShares Silver Trust(a)	54,330	788,872
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,624,461)		1,658,635

CONVERTIBLE BOND - 1.43%	Principal
Diversified Financials - 1.43%	Amount
EZCORP, Inc.
2.125%, 06/15/2019	$300,000	292,043
TOTAL CONVERTIBLE BOND (Cost $280,131)		292,043

Total Investments (Cost $20,262,312) - 94.59%		19,375,272
Other Assets in Excess of Liabilities - 5.41%		1,108,270
TOTAL NET ASSETS - 100.00%		$20,483,542

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Affiliate company. See Note 2.
(c) Foreign Issued Security.

Schedule of Open Forward Currency Contracts
December 31, 2018 (Unaudited)

Counterparty of Contracts	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
State Street Bank	01/02/2019	MXN	5,615,000	USD	273,356	$12,300
State Street Bank	01/02/2019	MXN	5,808,000	USD	287,328	8,146
Bank of New York Mellon	01/02/2019	USD	356,234	MXN	6,886,000	5,918
Bank of New York Mellon	01/02/2019	USD	16,783	MXN	326,000	198
Bank of New York Mellon	01/02/2019	USD	207,321	MXN	4,211,000	(6,908)
State Street Bank	03/04/2019	USD	1,504,737	GBP	1,151,000	33,160
State Street Bank	03/04/2019	GBP	982,000	USD	1,261,598	(6,091)
State Street Bank	03/04/2019	GBP	169,000	USD	224,219	(8,149)
						$38,574

GBP - British Pound
MXN - Mexican Peso
USD - U.S. Dollars

Notes to Schedule of Investments
December 31, 2018 (Unaudited)
Intrepid Capital Management Funds Trust

1. Summary of Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).  The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

   The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

   Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest bid quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  When using the latest bid quotation, the security will be classified as Level 2.

   Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

   Debt securities, such as corporate bonds, convertible bonds, senior loans, and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer.  These securities will generally be classified as Level 2 securities.

  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the latest bid will be used.  When using the latest bid quotation, these contracts are classified as Level 2.

   Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

   Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.  When using the market quotations and when the market is considered active, the contract will be classified as Level 1.

   Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 assets.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of December 31, 2018, the Funds’ assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
Intrepid Capital Fund
Assets
Total Common Stocks*	$96,921,531	$-	$-	$96,921,531

Total Convertible Bonds*	-	8,877,577	-	8,877,577

Total Corporate Bonds*	-	60,643,630	-	60,643,630

Unrealized Appreciation on Forward Currency Contracts	-	722,936	-	722,936

Total Assets	$96,921,531	$70,244,143	$-	$167,165,674

Liabilities
Unrealized Depreciation on Forward Currency Contracts	$-	$(154,277)	$-	$(154,277)
Total Liabilities	$-	$(154,277)	$-	$(154,277)

Intrepid Endurance Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$25,079,863	$-	$-	$25,079,863

Total Exchange-Traded Fund*	3,170,820	-	-	3,170,820

Total Convertible Bond*	-	221,953	-	221,953

U.S. Treasury Bills*	-	74,997,706	-	74,997,706

Total Assets	$28,250,683	$75,219,659	$-	$103,470,342

Liabilities
Unrealized Depreciation on Forward Currency Contract	$-	$(15,992)	$-	$(15,992)
Total Liabilities	$-	$(15,992)	$-	$(15,992)

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Preferred Stock*	$1,099,205	$-	$-	$1,099,205

Total Convertible Bonds*	-	4,364,310	-	4,364,310

Corporate Bonds*	-	51,448,779	-	51,448,779

Money Market Fund*	5,470,490	-	-	5,470,490

Total Assets	$6,569,695	$55,813,089	$-	$62,382,784

Intrepid Disciplined Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$19,952,715	$-	$-	$19,952,715

Total Exchange-Trade Fund*	994,765	-	-	994,765

U.S. Treasury Bill*	-	2,592,643	-	2,592,643

Total Assets	$20,947,480	$2,592,643	$-	$23,540,123

Intrepid International Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$608,033	$1,226,849	$-	$1,834,882
Canada	1,895,960	-	-	1,895,960
Estonia	621,571	-	-	621,571
France	1,661,348	-	-	1,661,348
Germany	3,492,405	-	-	3,492,405
Greece	144,930	-	-	144,930
South Africa	552,580	-	-	552,580
Italy	932,750	-	-	932,750
United Kingdom	2,859,667	-	-	2,859,667
United States	513,386	-	-	513,386
Total Common Stocks	13,282,630	1,226,849	-	14,509,479

Total Preferred Stocks*	1,884,493	-	-	1,884,493

U.S. Government Note*	-	1,238,037	-	1,238,037

Unrealized Appreciation on Forward Currency Contracts	-	473,238	-	473,238

Total Assets	$15,167,123	$2,938,124	$-	$18,105,247

Liabilities
Unrealized Depreciation on Forward Currency Contracts	$-	$(99,525)	$-	$(99,525)
Total Liabilities	$-	$(99,525)	$-	$(99,525)

Intrepid Select Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$17,424,594	$-	$-	$17,424,594

Total Exchange-Traded Funds*	1,658,635	-	-	1,658,635

Total Convertible Bond*	-	292,043	-	292,043

Unrealized Appreciation on Forward Currency Contracts	-	59,722	-	59,722

Total Assets	$19,083,229	$351,765	$-	$19,434,994

Liabilities
Unrealized Depreciation on Forward Currency Contracts	$-	$(21,148)	$-	$(21,148)
Total Liabilities	$-	$(21,148)	$-	$(21,148)

* For further information regarding security characteristics, please see the Schedules of Investments.

The Funds did not hold any investments during the period ended December 31, 2018 with significant unobservable inputs which would be classified as Level 3.

Derivative Instruments and Hedging Activities

The Funds’ adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. During the period ended December 31, 2018, the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid International Fund and the Intrepid Select Fund held derivative instruments.

Forward Currency Contracts

The Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid International Fund and the Intrepid Select Fund used forward currency contracts during the period for the purpose of hedging exposures to non-U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance. The useof these contracts does not create leverage in the Funds, but does expose the Funds to counterparty credit risk. When the contract is settled, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it settled.

Values of Forward Currency Contracts as of December 31, 2018

Forwards not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Intrepid Capital Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$722,936	Depreciation of forward currency contracts	$(154,277)
Total		$722,936		$(154,277)
Intrepid Endurance Fund
Forward Currency Contract	Appreciation of forward currency contract	$-	Depreciation of forward currency contract	$(15,992)
Total		$-		$(15,992)
Intrepid International Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$473,238	Depreciation of forward currency contracts	$(99,525)
Total		$473,238		$(99,525)
Intrepid Select Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$59,722	Depreciation of forward currency contracts	$(21,148)
Total		$59,722		$(21,148)

The average monthly notional amounts of forward currency contracts during the period ended December 31, 2018 were as follows:

Long Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Forward currency contracts	$10,161,926	$-	$-	$1,132,773

Short Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Forward currency contracts	$31,412,812	$729,023	$-	$1,197,554

Long Positions	Intrepid International Fund	Intrepid Select Fund
Forward currency contract	$3,045,640	$1,855,339

Short Positions	Intrepid International Fund	Intrepid Select Fund
Forward currency contracts	$18,023,624	$2,085,075

Long position forward currency contracts are received and settled in foreign currency. Short position forward currency contracts are received and settled in U.S. dollar.

Derivative Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Funds’ adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Transactions with Affiliates

   The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 1, 2018 through December 31, 2018.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	Intrepid Capital Fund
	Issuer Name	Share Balance as of Sept. 30, 2018	Additions	Reductions	Share Balance as of December 31, 2018	Dividend Income	Realized Gain (Loss)	Unrealized Depreciation	Value as of December 31, 2018	Cost as of December 31, 2018
	Berentzen-Gruppe AG	383,375	-	-	383,375	$ -	$ -	$ (339,160)	$ 2,732,149	$ 3,587,646
	Gattaca PLC	1,967,030	-	-	1,967,030	-	-	(534,659)	2,670,142	6,854,297
	Hallmark Financial Services, Inc.	528,592	-	(49,915)	478,677	-	22,650	(194,355)	5,117,057	4,579,529
	Protective Insurance Corp. - Class B	482,541	-	(69,034)	359,507	119,991	(492,426)	(2,198,308)	5,985,792	8,535,056
						$ 119,991	$ (469,776)	$ (3,266,482)	$ 16,505,140	$ 23,556,528

	Intrepid Endurance Fund

	Issuer Name	Share Balance as of Sept. 30, 2018	Additions	Reductions	Share Balance as of December 31, 2018	Dividend Income	Realized Gain	Unrealized Depreciation	Value as of December 31, 2018	Cost as of December 31, 2018
	Hallmark Financial Services, Inc.	227,598	49,194	-	276,792	$ -	$ -	$ (86,092)	$ 2,958,906	$ 2,835,792
	Protective Insurance Corp. - Class B	260,044	-	-	260,044	72,812	-	(1,638,277)	4,329,733	5,952,078
						$ 72,812	$ -	$ (1,724,369)	$ 7,288,639	$ 8,787,870

	Intrepid Disciplined Value Fund

	Issuer Name	Share Balance as of Sept. 30, 2018	Additions	Reductions	Share Balance as of December 31, 2018	Dividend Income	Realized Loss	Unrealized Depreciation	Value as of December 31, 2018	Cost as of December 31, 2018
	Protective Insurance Corp. - Class B	65,808	-	(67)	65,741	$ 18,407	$ (5)	$ (414,163)	$ 1,094,588	$ 1,479,007
						$ 18,407	$ (5)	$ (414,163)	$ 1,094,588	$ 1,479,007

	Intrepid International Fund

	Issuer Name	Share Balance as of Sept. 30, 2018	Additions	Reductions	Share Balance as of December 31, 2018	Dividend Income	Realized Loss	Unrealized Apprectiation (Depreciation)	Value as of December 31, 2018	Cost as of December 31, 2018
	Berentzen Gruppe AG	141,001	28,079	(192)	168,888	$ -	$ (686)	$ (124,283)	$ 1,203,592	$ 1,548,326
	Coventry Group Ltd.	1,768,049	618,818	(814)	2,386,053	-	(41)	(765,877)	1,226,849	1,623,272
	Coventry Group Ltd. (Right) (a)	353,610	-	(353,610)	-	-	-	14,868	-	-
	Gattaca PLC	751,573	-	(38,242)	713,331	-	(74,992)	(111,532)	968,310	1,765,318
	Protective Insurance Corp. - Class B	30,834	-	-	30,834	8,634	-	(194,254)	513,386	690,525
	Quarto Group, Inc.	882,396	-	-	882,396	-	-	(13,060)	832,280	1,787,104
						$ 8,634	$ (75,719)	$ (1,194,138)	$ 4,744,417	$ 7,414,545

	Intrepid Select Fund

	Issuer Name	Share Balance as of Sept. 30, 2018	Additions	Reductions	Share Balance as of December 31, 2018	Dividend Income	Realized Gain (Loss)	Unrealized Depreciation	Value as of December 31, 2018	Cost as of December 31, 2018
	Hallmark Financial Services, Inc.	124,463	-	(24,199)	100,264	$ -	$ 11,636	$ (37,064)	$ 1,071,822	$ 1,003,489
	Protective Insurance Corp. - Class B	101,400	-	(9,339)	92,061	25,805	(19,723)	(560,223)	1,532,816	2,149,660
						$ 25,805	$ (8,087)	$ (597,287)	$ 2,604,638	$ 3,153,149

	(a) Rights exercised during period and combined with other securities.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)        /s/ Mark F. Travis
Mark F. Travis, President

Date       2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Mark F. Travis
Mark F. Travis, President

Date       2/27/2019

By (Signature and Title)*      /s/ Donald C. White
Donald C. White, Treasurer

Date       2/27/2019

* Print the name and title of each signing officer under his or her signature.